Retirement and Post-Employment Retirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement and Post-Employment Retirement Plans
Employer matching participants gross wages (as a percent)	3.00%
Contributions to plan	$ 0.2	$ 0.2	$ 0.1